Development of contract liabilities is presented in the table below: (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Balance as at January 1	€ 89,636	€ 1,426
Revenue recognition	(89,364)	(594)
Exchange rate differences	7	101
Addition	128,479	88,703
Balance as at December 31	128,758	89,636
Less non-current portion	(4,741)	(58)
Current portion	€ 124,017	€ 89,578